Note 31 (Tables)	12 Months Ended
Dec. 31, 2021
Non Controlling Interest [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-controlling interests: breakdown by subgroups (Millions of Euros)
	2021	2020	2019
Garanti BBVA	2,851	3,692	4,240
BBVA Peru	1,212	1,171	1,334
BBVA Argentina	557	416	422
BBVA Colombia	76	70	76
BBVA Venezuela	70	65	71
Other entities	87	56	57
Total	4,853	5,471	6,201

Profit attributable to non controlling interests [Table Text Block]	These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the accompanying consolidated income statements:

Profit attributable to non-controlling interests (Millions of Euros)
	2021	2020	2019
Garanti BBVA	758	579	524
BBVA Peru	143	126	236
BBVA Argentina	26	38	60
BBVA Colombia	9	6	11
BBVA Venezuela	3	2	(1)
Other entities	25	5	4
Total	965	756	833